Sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2017
Foreign exchange risk
Sensitivity analysis
Summary of sensitivity analysis

	Impact of an appreciation/depreciation of the Real against the U.S. Dollar on the fair value - absolute amounts

	Possible (25%)	Remote (50%)

Derivative financial instruments	681,502	1,944,730
Loans and financing	2,549,290	5,098,581
Cash and cash equivalents	894,882	1,789,765

Interest rate risk
Sensitivity analysis
Summary of sensitivity analysis

	Impact of an increase/decrease of the interest rate on the fair value - absolute amounts
	Possible (25%)	Remote (50%)

Loans and financing
LIBOR	462	925
Currency basket	468	945
TJLP	3,054	6,065
Interbank Deposit Certificate (CDI)	4,869	9,655
IPCA	61	121

Derivative financial instruments
Interbank Deposit Certificate (CDI)	15,006	29,127
IPCA	251,947	503,919

Marketable securities (a)
Interbank Deposit Certificate (CDI)	9,824	19,531

(a)	Only marketable securities indexed to post-fixed rate were considered in the sensitivity analysis above.

U.S. Consumer Price Index
Sensitivity analysis
Summary of sensitivity analysis

	Impact of an increase/decrease of US-CPI on the fair value - absolute amounts
	Possible (25%)	Remote (50%)

Embedded derivative in forestry partnership and standing timber supply agreements	118,167	243,397